PNC GOVERNMENT MONEY MARKET FUND (Second Prospectus Summary) | PNC GOVERNMENT MONEY MARKET FUND
PNC GOVERNMENT MONEY MARKET FUND
INVESTMENT OBJECTIVE
The Fund seeks to provide high current income consistent with stability of principal and liquidity.

FUND FEES AND EXPENSES
The following table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		PNC GOVERNMENT MONEY MARKET FUND CLASS I
Management Fees		0.25%
Distribution (12b-1) Fees		none
Shareholder Servicing Fees		none
Other	[1]	0.11%
Other Expenses		0.11%
Total Annual Fund Operating Expenses	[1]	0.36%
[1]	"Other Expenses" include indirect fees and expenses of Acquired Funds less than 0.01% but greater than 0.005%. "Acquired Fund" means any investment company in which the Fund invests or has invested during the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class I Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
PNC GOVERNMENT MONEY MARKET FUND CLASS I	37	116	202	456

PRINCIPAL INVESTMENT STRATEGIES
Under normal circumstances, the Fund invests 100% of its net assets plus any borrowings for investment purposes in short-term obligations issued or guaranteed by the U.S. government as well as securities issued or guaranteed by agencies, authorities, instrumentalities or sponsored enterprises of the U.S.

government. The Fund will provide shareholders with at least 60 days' written notice before it will adopt a policy that will permit the Fund to invest less than 100% of its net assets plus any borrowings for investment purposes in such securities. The Fund may also invest in repurchase agreements.

As a money market fund, the Fund invests only in instruments with remaining maturities of 397 days or less as determined under Rule 2a-7 of the Investment

Company Act of 1940. The Fund's dollar-weighted average maturity will not exceed

60 days and the Fund's dollar-weighted average life will not exceed 120 days.

PRINCIPAL RISKS
Counter-Party Risk. A repurchase agreement carries the risk that the other party may not fulfill its obligations under the agreement.

Credit Risk. The possibility that the issuer of a security, or counterparty,

will not be able to make payments of interest and principal when due or will default completely. The value of an investment may decline if its issuer or the

Fund's counterparty defaults or if its credit quality deteriorates.

Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association ("GNMA"), the Federal

National Mortgage Association ("FNMA"), the Federal Home Loan Mortgage

Corporation ("Freddie Mac") and Federal Home Loan Banks ("FHLBs")). Unlike GNMA

securities, securities issued or guaranteed by U.S. government related organizations such as FNMA, Freddie Mac and FHLBs are not backed by the full faith and credit of the U.S. government and no assurance can be given that the

U.S. government would provide ongoing or future financial support.

Interest Rate Risk. The dividend yield paid by the Fund will vary with changes in short-term interest rates. The Fund's yield could decline due to falling interest rates.

Money Market Fund Risk. A Fund's ability to maintain a $1.00 per share net asset value ("NAV") at all times could be affected by a sharp rise in interest rates causing the value of a Fund's investments and its share price to drop, a drop in interest rates that reduces the Fund's yield or the downgrading or default of any of the Fund's holdings. The Securities and Exchange Commission ("SEC")

recently adopted amendments to its rules relating to money market funds. Among other changes, the amendments impose more stringent average maturity limits,

higher credit quality standards and new liquidity requirements on money market funds. Although these amendments are designed to further reduce the risks associated with investments in money market funds, they also may reduce a money market fund's yield potential. The SEC may adopt additional reforms to money market regulation, which reforms may impact the operations and performance of the Fund.

All investments are subject to inherent risks, and an investment in the Fund is no exception. Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the

Fund.

PERFORMANCE INFORMATION
The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class I

Shares from year to year. The performance table measures performance in terms of the average annual total returns of the Fund's Class I Shares. As with all mutual funds, the Fund's past performance does not predict the Fund's future performance.

Updated information on the Fund's performance can be obtained by visiting http://pncfunds.com/Funds_Performance/Fund_Snapshot/FundID_343/Overview.fs or by

calling 1-800-622-FUND (3863). The Fund's 7-day yield as of December 31, 2010 was 0.05%.

The Fund's yield also appears in The Wall Street Journal each Thursday.

Calendar Year Total Returns

Best Quarter        1.36%   (3/31/01)

Worst Quarter       0.01%   (12/31/10)

The Fund's year-to-date total return for Class I Shares through June 30, 2011 was 0.02%.

AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
PNC GOVERNMENT MONEY MARKET FUND CLASS I	Class I Shares	0.05%	2.39%	2.18%